Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Trade and other receivables
Trade, leases and services receivable	$ 257,197	$ 275,625
Less: allowance for doubtful accounts	(4,279)	(5,619)
Total trade receivables	252,918	270,006
Prepayments	59,230	49,459
Borrowings, deposits and others	42,216	35,418
Contributions pending integration	0	169
Guarantee deposits	71	42
Tax receivables	25,688	30,984
Others	23,223	28,293
Total other receivables	150,428	144,365
Total trade and other receivables	403,346	414,371
Non-current	141,683	125,244
Current	261,663	289,127
Total	$ 403,346	$ 414,371